Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Prepaid clinical trial expenses	$152	$3,192
Prepaid insurance expense	537	68
Other prepaid expenses	1,553	630

Total prepaid expenses	$2,242	$3,890